Share Based Compensation - Summary of Fair value-Share-settled Programs (Detail) - Long-term variable compensation program [member] - Executive team plans [member] - kr / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value Group operating income	kr 86.94	kr 62.93
Fair value Absolute TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value Group operating income	91.93	80.4	kr 54.4
Fair value Relative TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value Group operating income	kr 94.98	kr 78.66	kr 76.95